Acquisitions and Other Transactions - Gold Stream on SolGold plc's Cascabel Copper-Gold Project (Details) $ in Thousands			12 Months Ended
	Jul. 15, 2024 USD ($) item oz	Jun. 08, 2019	Dec. 31, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Disbursed Funding			$ 23,400
Buy back percentage of net smelter return		0.50%
Remaining commitment funding			$ 501,600
SolGold
Disclosure of detailed information about business combination [line items]
Maximum contribution towards acquisition	$ 750,000
Number of payments for pre- construction funding | item	3
Number of additional staged deposits payable | item	2
Percentage of gold produced to be delivered until the threshold is met	14.00%
Deliveries of ounces of refined gold threshold | oz	525,000
Percentage of gold produced for the remaining mine life	8.40%
Percentage of spot gold price receivable	20.00%
Period for completion under option to buy-down	5 years
Buy back percentage of net smelter return	15.00%
Terms of arrangement of joint acquisitions (years)	3 years
SolGold | Osisko
Disclosure of detailed information about business combination [line items]
Ownership Percentage of Project	30.00%
Maximum contribution towards acquisition	$ 225,000
SolGold | Franco-Nevada (Barbados) Corporation
Disclosure of detailed information about business combination [line items]
Ownership Percentage of Project	70.00%
Maximum contribution towards acquisition	$ 525,000
Pre- construction funding	70,000
Upfront deposit	23,400
Amount payable upon completion of development milestone deposit	23,300
Amount payable towards construction	$ 455,000
SolGold | Change in control within three years from closing
Disclosure of detailed information about business combination [line items]
Period for completion under option to buy-down	3 years
Option to buy back of NSR (as a percent)	50.00%
SolGold | Change in control within two years from closing
Disclosure of detailed information about business combination [line items]
Period for completion under option to buy-down	2 years
Option to buy back of NSR (as a percent)	33.33%